Exceptional items (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
	€m	€m	€m
Distribution network integration (1)	—	—	2.2
Fortenova Acquisition integration costs (2)	—	4.3	9.5
Findus Switzerland integration costs (3)	—	—	8.2
Business Transformation program (4)	68.0	68.4	37.0
Information Technology Transformation program (5)	—	0.6	4.4
Factory optimization (6)	—	—	3.5
Settlement of legacy matters (7)	1.5	(0.8)	(28.9)
Impairment of customer relationships (8)	—	—	5.8
Release of indemnification assets (9)	—	—	7.0
Total exceptional items	69.5	72.5	48.7